Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares

The calculation of both basic and diluted number of weighted average outstanding shares of:

	June 30, 2016	June 30, 2017
Basic and diluted Net Income available to common shareholders (in thousands)	$30,515	$4,992
Basic weighted average number of shares	55,401,805	55,488,984
Effect of dilutive potential share options:	376,963	373,740

Diluted weighted average number of shares	55,778,768	55,862,724